Financial assets and liabilities at fair value - Financial assets & liabilities reported at amortized cost in fair value hierarchy (Details) - SEK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments
Fair value of financial assets	kr 331,720	kr 330,710
Book value of financial assets	323,941	320,399
Fair value of financial liabilities	310,253	313,433
Book value of financial liabilities	309,729	312,857
Borrowing from credit institutions
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	5,230	3,486
Book value of financial liabilities	5,230	3,486
Borrowing from the public
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	10,000	10,000
Book value of financial liabilities	10,000	10,000
Debt securities issued
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	280,294	274,552
Book value of financial liabilities	279,770	273,976
Debt securities issued | Level 3
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	32,555	41,198	kr 43,752
Financial liabilities at amortized cost
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	256,209	240,650
Book value of financial liabilities	255,684	240,074
Financial liabilities at amortized cost | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	256,209	240,650
Financial liabilities at amortized cost | Borrowing from credit institutions
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	5,230	3,486
Book value of financial liabilities	5,230	3,486
Financial liabilities at amortized cost | Borrowing from credit institutions | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	5,230	3,486
Financial liabilities at amortized cost | Borrowing from the public
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	10,000	10,000
Book value of financial liabilities	10,000	10,000
Financial liabilities at amortized cost | Borrowing from the public | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	10,000	10,000
Financial liabilities at amortized cost | Debt securities issued
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	240,979	227,164
Book value of financial liabilities	240,454	226,588
Financial liabilities at amortized cost | Debt securities issued | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial liabilities	240,979	227,164
Financial assets at amortized cost
Disclosure of detailed information about financial instruments
Fair value of financial assets	266,548	267,330
Book value of financial assets	258,769	257,019
Financial assets at amortized cost | Level 1
Disclosure of detailed information about financial instruments
Fair value of financial assets	13,098	3,668
Financial assets at amortized cost | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial assets	253,450	263,662
Cash and cash equivalents
Disclosure of detailed information about financial instruments
Fair value of financial assets	11,128	3,362
Book value of financial assets	11,128	3,362
Cash and cash equivalents | Financial assets at amortized cost
Disclosure of detailed information about financial instruments
Fair value of financial assets	11,128	3,362
Book value of financial assets	11,128	3,362
Cash and cash equivalents | Financial assets at amortized cost | Level 1
Disclosure of detailed information about financial instruments
Fair value of financial assets	11,128	3,362
Loans in the form of interest-bearing securities
Disclosure of detailed information about financial instruments
Fair value of financial assets	47,991	52,091
Book value of financial assets	46,578	50,780
Loans in the form of interest-bearing securities | Financial assets at amortized cost
Disclosure of detailed information about financial instruments
Fair value of financial assets	47,991	52,091
Book value of financial assets	46,578	50,780
Loans in the form of interest-bearing securities | Financial assets at amortized cost | Level 1
Disclosure of detailed information about financial instruments
Fair value of financial assets	1,970	306
Loans in the form of interest-bearing securities | Financial assets at amortized cost | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial assets	46,021	51,785
Loans to credit institutions
Disclosure of detailed information about financial instruments
Fair value of financial assets	20,993	31,424
Book value of financial assets	20,775	31,315
Loans to credit institutions | Financial assets at amortized cost
Disclosure of detailed information about financial instruments
Fair value of financial assets	20,993	31,424
Book value of financial assets	20,775	31,315
Loans to credit institutions | Financial assets at amortized cost | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial assets	20,993	31,424
Loans to the public
Disclosure of detailed information about financial instruments
Fair value of financial assets	186,436	180,453
Book value of financial assets	180,288	171,562
Loans to the public | Financial assets at amortized cost
Disclosure of detailed information about financial instruments
Fair value of financial assets	186,436	180,453
Book value of financial assets	180,288	171,562
Loans to the public | Financial assets at amortized cost | Level 2
Disclosure of detailed information about financial instruments
Fair value of financial assets	kr 186,436	kr 180,453